Earnings per share	6 Months Ended
Jul. 03, 2021
Earnings Per Share [Abstract]
Earnings per share
7. Earnings per share
The following table sets forth the computation of basic and diluted loss per share of Class A common stock for the period following the Transactions (amounts in thousands, except share and per share data):

	Three Months Ended July 3, 2021	February 16, 2021 through July 3, 2021
Numerator:
Net loss	$(10,780)	$(12,229)
Net loss attributable to noncontrolling interests	6,654	7,062

Net loss attributable to Bioventus Inc. Class A common stockholders	$(4,126)	$(5,167)

Denominator:
Weighted-average shares of Class A common stock outstanding - basic and diluted	41,805,347	41,802,840

Net loss per share of Class A common stock, basic and diluted	$(0.10)	$(0.12)

Shares of Class B common stock do not share in the losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted losses per share of Class B common stock under the two-class
method has not been presented.
The following number of weighted-average potentially dilutive shares as of July 3, 2021 were excluded from the calculation of diluted loss per share because the effect of including such potentially dilutive shares would have been antidilutive upon conversion:

	Three Months Ended July 3, 2021	Six Months Ended July 3, 2021
LLC Interests held by Continuing LLC Owner (a)	15,786,737	15,786,737
Stock options	4,622,287	4,602,747
RSUs	1,221,555	941,031
Unvested shares of Class A common stock	32,458	34,698

Total	21,663,037	21,365,213

(a)	Class A Shares reserved for future issuance upon redemption or exchange of LLC Interests by Continuing LLC Owner.